Derivatives (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives in ASC 815 Cash Flow Hedging Relationships
The Effect of Derivative Instruments for the years ended December 31, 2014, 2015 and 2016
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)			Location of Gain / (Loss)Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2014	2015	2016		2014	2015	2016
Interest rate swaps	(14,045)	(20,418)	8,828	Gain / (Loss) on derivative instruments, net	645	(60)	-
Reclassification to Interest and finance costs	36,847	31,800	20,237		-	-	-
Total	22,802	11,382	29,065		645	(60)	-

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815

Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2014	2015	2016
Non hedging interest rate swaps	Gain / (Loss) on derivative instruments, net	(3,423)	2,910	(3,554)
Ineffective portion of hedging interest rate swaps	Gain / (Loss) on derivative instruments, net	645	(60)	-
Forward contracts	Gain / (Loss) on derivative instruments, net	(1,009)	1,361	(437)
Total		(3,787)	4,211	(3,991)